Condensed Consolidated Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock Previously Reported	Common Stock Retroactive Application of Business Combination	Common Stock	Additional Paid-in- Capital Previously Reported	Additional Paid-in- Capital Retroactive Application of Business Combination	Additional Paid-in- Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss)	Preferred Stock Previously Reported Series A-2	Preferred Stock Previously Reported Series A-2	Preferred Stock Previously Reported Series A	Preferred Stock Retroactive Application of Business Combination Series A-2	Preferred Stock Retroactive Application of Business Combination Series A-2	Preferred Stock Retroactive Application of Business Combination Series A	Preferred Stock Series A-2	Preferred Stock Series A-2	Preferred Stock Series A	Private Veea Common Stock Previously Reported	Private Veea Common Stock Retroactive Application of Business Combination	Private Veea Common Stock	Previously Reported	Retroactive Application of Business Combination	Total
Balance at Dec. 31, 2022			$ 1,535	$ 123,779,186		$ 123,778,433	$ (154,849,725)	$ (154,849,725)	$ 772,034	$ 772,034		$ 351	$ 359							$ 72			$ (30,297,723)		$ (30,297,723)
Balance (in Shares) at Dec. 31, 2022			15,345,255									35,094,893	35,920,813							7,203,514
Common stock issuances, net of transaction costs			$ 242			17,256,283																			17,256,525
Common stock issuances, net of transaction costs (in Shares)			2,422,870
Conversion of vendor payable to Common Stock			$ 26			1,920,098																			1,920,124
Conversion of vendor payable to Common Stock (in Shares)			256,017
Common stock issued upon exercise of stock options			$ 1			3																			4
Common stock issued upon exercise of stock options (in Shares)			7,847
Foreign currency translation gain (loss)										(1,433,388)															(1,433,388)
Net income (loss)								(15,638,589)																	(15,638,589)
Balance at Dec. 31, 2023			$ 1,964			159,475,010		(170,282,750)		(661,354)															(11,467,130)
Balance (in Shares) at Dec. 31, 2023			19,635,912
Retroactive application of Business Combination (Note 1)		$ 1,535			$ (753)										$ (351)	$ (359)					$ (72)
Retroactive application of Business Combination (Note 1) (in Shares)		15,345,255													(35,094,893)	(35,920,813)					(7,203,514)
Conversion of convertible notes and accrued interest			$ 107			10,949,090																			10,949,197
Conversion of convertible notes and accrued interest (in Shares)			1,074,022
Issuance of warrants in connection with term note			$ 12			2,010,286																			2,010,298
Issuance of warrants in connection with term note (in Shares)			119,732
Conversion of promissory notes to Series A-2 Preferred Stock			$ 41			3,076,233																			3,076,274
Conversion of promissory notes to Series A-2 Preferred Stock (in Shares)			410,170
Stock based compensation due to common stock purchase options						484,584																			484,584
Change in ownership percentage of non-controlling interest								205,564																	205,564
Stock based compensation						394,234																			394,234
Common stock issued upon exercise of stock options, pre Business Combination			$ 2			53,998																			54,000
Common stock issued upon exercise of stock options, pre Business Combination (in Shares)			19,618
Exercise of Common Stock Warrants - related party			$ 76			(76)
Exercise of Common Stock Warrants - related party (in Shares)			756,912
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted			$ 61			(61)
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted (in Shares)			615,385
Issuance of Common Stock upon conversion of debt at Business Combination			$ 315			15,739,531																			15,739,846
Issuance of Common Stock upon conversion of debt at Business Combination (in Shares)			3,147,970
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination			$ 82			2,205,415																			2,205,497
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (in Shares)			817,453
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination			$ 610			241,638																			242,248
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (in Shares)			6,102,562
Issuance of Common Stock to Plum Shareholders at Business Combination			$ 60			(6,901,658)																			(6,926,598)
Issuance of Common Stock to Plum Shareholders at Business Combination (in Shares)			603,077
Issuance of Common Stock related to new financing			$ 200			23,999,800																			24,000,000
Issuance of Common Stock related to new financing (in Shares)			2,000,000
Common Stock issued for services			$ 24			3,214,596																			3,214,620
Common Stock issued for services (in Shares)			241,667
Common stock issued upon exercise of stock options, post Business Combination			$ 2			(2)
Common stock issued upon exercise of stock options, post Business Combination (in Shares)			25,000
Class A Common Stock Issuances, net of transaction costs			$ 168			11,955,239																			11,955,407
Class A Common Stock Issuances, net of transaction costs (in Shares)			1,675,502
Common stock issuances, net of transaction costs			$ 2			54,725																			54,725
Common stock issuances, net of transaction costs (in Shares)			7,297
Conversion of vendor payable to Common Stock			$ 1			207,405																			207,408
Conversion of vendor payable to Common Stock (in Shares)			27,654
Common stock issued upon exercise of stock options			$ 1			25,483																			25,484
Common stock issued upon exercise of stock options (in Shares)			10,748
Foreign currency translation gain (loss)										(1,109,232)															(1,109,232)
Net income (loss)								(46,620,619)																	(46,620,619)
Balance at Sep. 30, 2024			$ 3,568			210,665,277		(216,903,369)		(1,770,586)															(8,005,110)
Balance (in Shares) at Sep. 30, 2024			35,686,757
Balance at Dec. 31, 2023			$ 1,964			159,475,010		(170,282,750)		(661,354)															(11,467,130)
Balance (in Shares) at Dec. 31, 2023			19,635,912
Stock based compensation						5,449,081																			5,449,081
Common stock issued upon exercise of stock options, pre Business Combination			$ 2			53,998																			54,000
Common stock issued upon exercise of stock options, pre Business Combination (in Shares)			19,618
Exercise of Common Stock Warrants - related party			$ 76			(76)
Exercise of Common Stock Warrants - related party (in Shares)			756,912
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted			$ 61			(62)																			(1)
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted (in Shares)			615,385
Issuance of Common Stock upon conversion of debt at Business Combination			$ 315			15,739,531																			15,739,846
Issuance of Common Stock upon conversion of debt at Business Combination (in Shares)			3,147,970
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination			$ 82			2,205,415																			2,205,497
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (in Shares)			817,453
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination			$ 610			241,638																			242,248
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (in Shares)			6,102,562
Issuance of Common Stock to Plum Shareholders at Business Combination			$ 60			(6,901,658)																			(6,901,598)
Issuance of Common Stock to Plum Shareholders at Business Combination (in Shares)			603,077
Issuance of Common Stock related to new financing			$ 200			23,999,800																			24,000,000
Issuance of Common Stock related to new financing (in Shares)			2,000,000
Common Stock issued for services			$ 24			3,214,597																			3,214,621
Common Stock issued for services (in Shares)			241,667
Settlement of convertible note agreement for shares issued						(16,302,389)																			(16,302,389)
Common stock issued upon exercise of stock options, post Business Combination			$ 2			(2)
Common stock issued upon exercise of stock options, post Business Combination (in Shares)			25,000
Warrant exercise			$ 8			(8)
Warrant exercise (in Shares)			79,653
Common Stock issued as stock based compensation for restricted stock units			$ 41			1,249,959		1,250,000
Common Stock issued as stock based compensation for restricted stock units (in Shares)			405,580
Common stock issuances, net of transaction costs			$ 169			12,009,963																			$ 12,010,132
Common stock issuances, net of transaction costs (in Shares)			1,682,799																						2,000,000
Conversion of vendor payable to Common Stock			$ 3			207,405																			$ 207,408
Conversion of vendor payable to Common Stock (in Shares)			27,654
Common stock issued upon exercise of stock options			$ 4			25,480																			25,484
Common stock issued upon exercise of stock options (in Shares)			41,556
Foreign currency translation gain (loss)										795,745															795,745
Net income (loss)								(47,547,768)																	(47,547,768)
Balance at Dec. 31, 2024	$ 3,621			200,667,682			(217,830,518)		134,391														(17,024,824)		(17,024,825)
Balance (in Shares) at Dec. 31, 2024	36,202,798
Balance at Jun. 30, 2024			$ 2,136			172,052,711		(183,579,814)		(173,251)															(11,698,218)
Balance (in Shares) at Jun. 30, 2024			21,357,113
Stock based compensation						59,385																			59,385
Common stock issued upon exercise of stock options, pre Business Combination			$ 2			53,998																			54,000
Common stock issued upon exercise of stock options, pre Business Combination (in Shares)			19,618
Exercise of Common Stock Warrants - related party			$ 76			(76)
Exercise of Common Stock Warrants - related party (in Shares)			756,912
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted			$ 61			(61)
Issuance of Common Stock in exchange for services in connection with A-2 Preferred Stock Issuances, recasted (in Shares)			615,385
Issuance of Common Stock upon conversion of debt at Business Combination			$ 315			15,739,531																			15,739,846
Issuance of Common Stock upon conversion of debt at Business Combination (in Shares)			3,147,970
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination			$ 82			2,205,415																			2,205,497
Issuance of Common Stock upon conversion of Sponsor and related party notes and warrants at Business Combination (in Shares)			817,453
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination			$ 610			241,638																			242,248
Issuance of Common Stock to Plum Sponsors and Investors at Business Combination (in Shares)			6,102,562
Issuance of Common Stock to Plum Shareholders at Business Combination			$ 60			(6,901,658)																			(6,926,598)
Issuance of Common Stock to Plum Shareholders at Business Combination (in Shares)			603,077
Issuance of Common Stock related to new financing			$ 200			23,999,800																			24,000,000
Issuance of Common Stock related to new financing (in Shares)			2,000,000
Common Stock issued for services			$ 24			3,214,596																			3,214,620
Common Stock issued for services (in Shares)			241,667
Common stock issued upon exercise of stock options, post Business Combination			$ 2			(2)
Common stock issued upon exercise of stock options, post Business Combination (in Shares)			25,000
Foreign currency translation gain (loss)										(1,597,335)															(1,597,335)
Net income (loss)								(33,323,555)																	(33,323,555)
Balance at Sep. 30, 2024			$ 3,568			210,665,277		(216,903,369)		(1,770,586)															(8,005,110)
Balance (in Shares) at Sep. 30, 2024			35,686,757
Balance at Dec. 31, 2024	$ 3,621			200,667,682			(217,830,518)		134,391														(17,024,824)		(17,024,825)
Balance (in Shares) at Dec. 31, 2024	36,202,798
Stock based compensation				759,123																			759,123
Common Stock issued for services	$ 10			182,990																			183,000
Common Stock issued for services (in Shares)	100,000
Settlement of convertible note agreement for shares issued	$ 9			699,991																			700,000
Settlement of convertible note agreement for shares issued (in Shares)	93,333
Common stock issued in connection with public offering, net of transaction costs	$ 919			4,936,583																			4,937,502
Common stock issued in connection with public offering, net of transaction costs (in Shares)	9,189,096
Class A Common Stock Issuances, net of transaction costs																									1,000,000
Common stock issued upon exercise of stock options	$ 2			16																			18
Common stock issued upon exercise of stock options (in Shares)	32,806
Common stock issued upon vesting of RSUs	$ 10			(9)																			1
Common stock issued upon vesting of RSUs (in Shares)	91,453
Common stock issued upon draw on the equity line of credit	$ 37			836,730																			836,767
Common stock issued upon draw on the equity line of credit (in Shares)	358,000
Common stock issued as compensation for equity line of credit commitment fee	$ 3			24,997																			25,000
Common stock issued as compensation for equity line of credit commitment fee (in Shares)	27,498
Common stock issued as consideration for Crowdkeep	$ 407			6,829,951																			6,830,358
Common stock issued as consideration for Crowdkeep (in Shares)	4,065,689
Foreign currency translation gain (loss)									224,092														224,092
Net income (loss)							(1,736,512)																(1,736,512)		(1,736,512)
Balance at Sep. 30, 2025	$ 5,018		$ 5,018	214,938,054		214,938,054	(219,567,030)	(219,567,030)	358,483	358,483													(4,265,475)		(4,265,475)
Balance (in Shares) at Sep. 30, 2025	50,160,673		50,160,673
Balance at Jun. 30, 2025			$ 4,094			209,682,257		(220,942,324)		323,384															(10,932,589)
Balance (in Shares) at Jun. 30, 2025			40,926,445
Stock based compensation						319,211																			319,211
Common stock issued in connection with public offering, net of transaction costs			$ 919			4,936,583																			4,937,502
Common stock issued in connection with public offering, net of transaction costs (in Shares)			9,189,096
Common stock issued upon exercise of stock options			$ 1			6																			7
Common stock issued upon exercise of stock options (in Shares)			14,529
Common stock issued upon vesting of RSUs			$ 4			(3)																			1
Common stock issued upon vesting of RSUs (in Shares)			30,603
Foreign currency translation gain (loss)										35,099															35,099
Net income (loss)								1,375,294																	1,375,294
Balance at Sep. 30, 2025	$ 5,018		$ 5,018	$ 214,938,054		$ 214,938,054	$ (219,567,030)	$ (219,567,030)	$ 358,483	$ 358,483													$ (4,265,475)		$ (4,265,475)
Balance (in Shares) at Sep. 30, 2025	50,160,673		50,160,673